EMPLOYEE POST-RETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Funded status based on accumulated benefit obligation
Plan assets at fair value	2,437	2,187
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(2,658)	(2,224)
Plan assets at fair value	2,398	2,152
Funded Status – Deficit	(260)	(72)
Accumulated benefit obligation	2,437	2,039
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(2,437)	(2,039)
Plan assets at fair value	2,398	2,152	1,825
Funded Status – (Deficit)/Surplus	(39)	113
Accumulated benefit obligation and fair value of plan assets for plans that are not fully funded
Accumulated benefit obligation	(715)	(569)
Plan assets at fair value	597	537
Funded Status – Deficit	(118)	(32)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	9 years
Pension Benefit Plans | Debt securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	31.00%	31.00%
Amount of the Company's debt or the Company's common shares included in plan assets	1	2
Percentage of Plan Assets	0.10%	0.10%
Pension Benefit Plans | Debt securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	25.00%
Pension Benefit Plans | Debt securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	35.00%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	69.00%	69.00%
Amount of the Company's debt or the Company's common shares included in plan assets	1	2
Percentage of Plan Assets	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	50.00%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	70.00%
Pension Benefit Plans | Alternatives
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	0.00%	0.00%
Pension Benefit Plans | Alternatives | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	5.00%
Pension Benefit Plans | Alternatives | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations (as a percent)	15.00%
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(191)	(172)
Plan assets at fair value	0	0
Funded Status – Deficit	(191)	(172)
Funded status based on accumulated benefit obligation
Plan assets at fair value	39	35	32